Income Taxes (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details
NOL carry-forwards	$ 18,439,000	$ 17,729,000
Book basis in goodwill in excess of tax basis	(723,000)	(659,000)
Other intangible assets	277,000	392,000
Non-cash stock-based compensation expense	4,402,000	4,401,000
Non-deductible accruals	1,407,000	1,488,000
Less: Valuation allowance	(24,525,000)	(24,010,000)
Net deferred tax liability	$ (723,000)	$ (659,000)